Segmented Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	REGULATED								NON-REGULATED
Quarter Ended									Energy		Inter-
June 30, 2018		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	374	530	201	226	143	89	336	1,899	49	—	(1)	1,947
Energy supply costs	—	186	63	50	—	19	189	507	—	—	—	507
Operating expenses	109	157	97	75	39	24	43	544	6	4	(1)	553
Depreciation and amortization	57	67	18	55	48	15	40	300	8	1	—	309
Operating income	208	120	23	46	56	31	64	548	35	(5)	—	578
Other income, net	11	4	3	1	—	—	1	20	—	(2)	—	18
Finance charges	70	25	11	34	24	10	19	193	2	48	—	243
Income tax expense	45	18	3	6	—	6	7	85	—	(24)	—	61
Net earnings	104	81	12	7	32	15	39	290	33	(31)	—	292
Non-controlling interests	18	—	—	—	—	—	4	22	13	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	86	81	12	7	32	15	35	268	20	(48)	—	240
Goodwill	8,082	1,819	594	913	227	235	253	12,123	27	—	—	12,150
Total assets	18,786	9,451	3,376	6,347	4,550	2,210	3,930	48,650	1,566	84	(51)	50,249
Capital expenditures	245	144	59	114	104	25	72	763	29	—	—	792

Quarter Ended
June 30, 2017
($ millions)
Revenue	408	552	206	227	148	85	331	1,957	59	1	(2)	2,015
Energy supply costs	—	175	64	72	—	21	193	525	—	—	(1)	524
Operating expenses	114	150	99	73	48	21	44	549	10	9	(1)	567
Depreciation and amortization	56	67	17	50	46	15	38	289	8	1	—	298
Operating income	238	160	26	32	54	28	56	594	41	(9)	—	626
Other income, net	10	3	1	6	1	—	(1)	20	—	1	(1)	20
Finance charges	67	26	11	29	24	9	19	185	1	47	(1)	232
Income tax expense	67	48	6	3	—	3	5	132	2	(32)	—	102
Net earnings	114	89	10	6	31	16	31	297	38	(23)	—	312
Non-controlling interests	21	—	—	—	—	—	4	25	13	—	—	38
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	93	89	10	6	31	16	27	272	25	(40)	—	257
Goodwill	7,960	1,793	585	913	227	235	251	11,964	27	—	—	11,991
Total assets	17,885	8,696	3,089	6,175	4,241	2,155	3,731	45,972	1,581	93	(65)	47,581
Capital expenditures	244	121	53	103	102	25	68	716	3	—	—	719

	REGULATED								NON-REGULATED
Year-to-Date									Energy		Inter-
June 30, 2018		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	728	974	476	655	284	201	733	4,051	97	—	(4)	4,144
Energy supply costs	—	348	182	184	—	62	459	1,235	1	—	—	1,236
Operating expenses	212	296	202	151	81	50	88	1,080	19	11	(4)	1,106
Depreciation and amortization	113	132	35	110	95	30	79	594	16	1	—	611
Operating income	403	198	57	210	108	59	107	1,142	61	(12)	—	1,191
Other income, net	21	6	5	2	—	1	—	35	—	(8)	—	27
Finance charges	138	50	21	67	49	20	38	383	3	93	—	479
Income tax expense	77	23	8	40	—	9	11	168	2	(87)	—	83
Net earnings	209	131	33	105	59	31	58	626	56	(26)	—	656
Non-controlling interests	37	—	—	—	—	—	5	42	18	—	—	60
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	172	131	33	105	59	31	53	584	38	(59)	—	563
Goodwill	8,082	1,819	594	913	227	235	253	12,123	27	—	—	12,150
Total assets	18,786	9,451	3,376	6,347	4,550	2,210	3,930	48,650	1,566	84	(51)	50,249
Capital expenditures	468	269	107	200	223	54	125	1,446	31	—	—	1,477

Year-to-Date
June 30, 2017
($ millions)
Revenue	803	1,010	464	676	295	198	733	4,179	115	1	(6)	4,289
Energy supply costs	—	346	149	254	—	67	462	1,278	1	—	(1)	1,278
Operating expenses	226	297	208	145	100	44	87	1,107	23	21	(5)	1,146
Depreciation and amortization	110	133	34	100	95	31	75	578	16	1	—	595
Operating income	467	234	73	177	100	56	109	1,216	75	(21)	—	1,270
Other income, net	20	15	2	10	2	—	(1)	48	—	1	(1)	48
Finance charges	130	52	21	58	46	18	38	363	2	97	(1)	461
Income tax expense	132	67	21	26	—	7	11	264	7	(63)	—	208
Net earnings	225	130	33	103	56	31	59	637	66	(54)	—	649
Non-controlling interests	41	—	—	—	—	—	6	47	18	—	—	65
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	184	130	33	103	56	31	53	590	48	(87)	—	551
Goodwill	7,960	1,793	585	913	227	235	251	11,964	27	—	—	11,991
Total assets	17,885	8,696	3,089	6,175	4,241	2,155	3,731	45,972	1,581	93	(65)	47,581
Capital expenditures	512	248	103	197	195	46	120	1,421	7	—	—	1,428

Schedule of Significant Inter-company Transactions
Inter-company balances, transactions and profit are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. Inter-company transactions are summarized below.

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2018	2017	2018	2017
Sale of capacity from Waneta Expansion to FortisBC Electric	4	3	19	19
Sale of energy from Belize Electric Company Limited to BEL	9	7	18	14
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	6	5	13	13